Note 12 - Quarterly Financial Information (Unaudited, in Thousands, Except Share and Per Share Data)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Quarterly Financial Information [Text Block]
12.	Quarterly Financial Information (unaudited, in thousands, except share and per share data)

The following table contains selected quarterly financial information from
2018
and
2017.
The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not
necessarily indicative of results for any future period.

	Three Months Ended (a)
	March 31,	June 30,	September 30,	December 31,
	2018	2018	2018	2018
Operating expenses	$6,365	$5,000	$4,622	$5,385
Net loss attributable to common stockholders	(6,081)	(4,879)	(4,510)	(5,259)
Net loss per share attributable to common stockholders:
Basic and Diluted	$(0.34)	$(0.28)	$(0.25)	$(0.27)
Weighted-average common shares outstanding used in net loss per share attributable to common stockholders:
Basic and Diluted	17,674,729	17,674,729	17,824,186	19,221,292

	Three Months Ended (a)
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017
Operating expenses	$6,480	$5,986	$12,306	$5,590
Net loss attributable to common stockholders	(6,498)	(5,608)	(19,054)	(5,551)
Net loss per share attributable to common stockholders:
Basic and Diluted	$(0.39)	$(0.33)	$(1.08)	$(0.33)
Weighted-average common shares outstanding used in net loss per share attributable to common stockholders:
Basic and Diluted	16,636,201	17,207,672	17,619,418 (b)	17,619,418
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(a)	The amounts were computed independently for each quarter, and the sum of the quarters may not total the annual amounts.
(b)	Adjusted to correct an immaterial error in the weighted-average share calculation in the Company's Form 10 -Q as of September 30, 2017.